Impairment of long-lived assets (Details 2) - Cerro Pasco C G U [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	$ 394,222
Impairment reversal	108,005
Carrying amount after impairment reversal	502,228
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	292,466
Impairment reversal	17,448
Carrying amount after impairment reversal	309,914
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	155,528
Impairment reversal	90,558
Carrying amount after impairment reversal	246,086
Other Net Liabilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	(53,772)
Impairment reversal
Carrying amount after impairment reversal	$ (53,772)